Related party disclosures	12 Months Ended
Dec. 31, 2020
Related party disclosures
Related party disclosures

16. Related party disclosures

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2020 and 2019:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Short-term benefits	4,800	8,084
Equity based compensation	13,169	16,296
	17,969	24,380
Number of individuals included in the above amounts	18	19

During the year ended December 31, 2020, Vermilion recorded $0.2 million of office rent recoveries (2019 - $0.2 million) relating to an office sub-lease to a company whose Managing Director is also a member of Vermilion’s Board of Directors. This related party transaction is provided in the normal course of business under the same commercial terms and conditions as transactions with unrelated companies and is recorded at the exchange amount.